Accounts Receivable, Net (Details) - Schedule of Allowance for Doubtful Accounts - Accounts Receivable [Member] - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Accounts Receivable, Net (Details) - Schedule of Allowance for Doubtful Accounts [Line Items]
Balance at beginning of year	$ 1,059,523	$ 34,155
Current year addition	497,507	1,117,156
Write-off		(625)
Decrease from disposal of Tianjin Dilang	(1,198,954)
Foreign currency translation adjustment	(3,169)	(91,163)
Balance at the end of year	$ 354,907	$ 1,059,523